Called Up Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Called up share capital
26.	Called up share capital
Issued, called up and fully paid

	2021 No.		£2020 No.		£2019 No.	£
Ordinary class A shares of £0.01 (2020: £0.01, 2019: £0.01)each	28,410	284	28,410	284	28,410	284
Ordinary class E shares of £0.01 (2020: £0.01, 2019: £0.01) each	—	—	2,145	21	2,145	21
Ordinary class E1 shares of £0.01 (2020: £0.01, 2019: £0.01) each	—	—	1	—	1	—
Ordinary shares of £0.01 (2020: £0.01,2019: £0.01) each	714,908	7,149	664,331	6,643	657,403	6,575
Ordinary class E2 shares of £0.01 (2020: £0.01, 2019: £0.01) each	—	—	1	—	1	—

	743,318	7,433	694,888	6,948	687,960	6,880

Ordinary shareholders are entitled to receive notice of, attend, speak at and vote at general meetings. They are entitled to receive distributions of profits other than those distributable to E and E1 shareholders.
E shareholders are not entitled to receive notice of, attend, speak at and vote at general meetings. They are entitled to receive distributions of profits in relation to specific deals and transactions as defined in the shareholders agreement and articles of association.
E1 shareholders are not entitled to receive notice of, attend, speak at and vote at general meetings. They are entitled to receive distributions of profits in relation to specific deals and transactions as defined in the shareholders agreement and articles of association.
E2 shareholders are not entitled to receive notice of, attend, speak at and vote at general meetings. They are entitled to receive distributions of profits in relation to specific deals and transactions as defined in the shareholders agreement and articles of association.
A shareholders are not entitled to receive notice of, attend, speak at and vote at general meetings. They are entitled to receive distributions of profits other than those distributable to E and E1 shareholders. Such profits shall be shared amongst the holders of the Ordinary shares and Ordinary A shares pair passu and pro rata to their holdings of such Ordinary and Ordinary A shares respectively, as though they were a single class of shares. In the event of a liquidation of the company prior to February 2022, the holders of the Ordinary A shares would be entitled to a priority distribution of £5,559,000.
Issue of Ordinary shares
46,604 Ordinary shares were issued in October 2021 for a total consideration of £9,494,633. The consideration was settled through the conversion of a subordinated shareholder loan to the new shares.
A further 3,973 ordinary shares were issued in April 2021 for a total consideration of £923,365. The consideration was settled through the transfer of a minority shareholding in LXI REIT Advisors Ltd and Alvarium Social Housing Advisors Ltd to the group, two existing subsidiaries of the group.
Issue of Ordinary shares 2020
6,928 Ordinary shares were authorised issued in August 2020 for a total cash consideration of £1,411,440.

Issue of Ordinary class A shares 2019
28,410 Ordinary class A shares were authorised and issued in February 2019 for a total consideration of £5,558,985. This was settled through the transfer of the trade and assets of a business acquired by the Group during the year, as disclosed in additions to client lists in note 14.
Issue of Ordinary shares 2019
51,540 Ordinary shares were authorised and issued in March 2019 for a total cash consideration of £10,500,244.
A further 20,706 Ordinary shares were authorised and issued in October 2019 for a total consideration of £4,218,433. This was settled through the transfer of a 41.4% shareholding in Alvarium Social Housing Advisors Ltd to the Group, further details of which are disclosed in note 30 to the accounts.
Cancellation of share capital
During the period, the E shares, E1 share and E2 share were all cancelled and purchased by the company from the holders at par for a consideration of £22.